DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Direct Operating Costs [Abstract]
Operations, maintenance and administration	$ (547)	$ (571)	$ (601)
Water royalties, property taxes and other	(159)	(155)	(132)
Fuel and power purchases	(338)	(301)	(281)
Energy marketing & other services	(17)	(26)	(39)
Direct operating costs, net	$ (1,061)	$ (1,053)	$ (1,053)